Share-based awards	12 Months Ended
Mar. 31, 2018
Share-based awards
Share-based awards

8.            Share-based awards

Share-based awards such as incentive and non-statutory options, restricted shares, RSUs, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the employee share option plans adopted in 1999, 2004, 2005, the share incentive plan adopted in 2007 and the equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the "2014 Plan") which has a ten-year term. Share-based awards are only available for issuance under the 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. On April 1, 2015 and each anniversary thereof, an additional amount equal to the lesser of (A) 25,000,000 ordinary shares, and (B) such lesser number of ordinary shares determined by the board of directors will become available for the grant of a new award under the 2014 Plan. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in the absence of any such committee, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others. As of March 31, 2018, the number of shares authorized but unissued was 29,376,187 ordinary shares.

Share options and RSUs granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, share options and RSUs in general vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of six years from the date of grant. Certain share options and RSUs granted to the senior management members of the Company are subject to a six-year pro rata vesting schedule. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of eight years from the date of grant.

(a)          Share options relating to ordinary shares of the Company

A summary of the changes in the share options related to ordinary shares granted by the Company during the year ended March 31, 2018 is as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding as of April 1, 2017	11,713,003	61.94	5.0
Exercised	(3,628,263)	43.51
Cancelled/forfeited/expired	(146,725)	76.16

Outstanding as of March 31, 2018	7,938,015	70.10	4.5

Vested and exercisable as of March 31, 2018	2,231,589	70.47	4.2
Vested and expected to vest as of March 31, 2018 (i)	7,691,058	69.85	4.5

(i)	The share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

As of March 31, 2017 and 2018, 347,513 and 141,000 outstanding share options were held by non-employees, respectively. These share options are subject to re-measurement through each vesting date to determine the appropriate amount of the expense.

As of March 31, 2018, the aggregate intrinsic value of all outstanding options was RMB5,652 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest is RMB1,584 million and RMB5,489 million, respectively.

During the years ended March 31, 2016, 2017 and 2018, the weighted average grant date fair value of share options granted was US$28.65, US$22.89 and nil, respectively, and the total grant date fair value of options vested during the same years was RMB602 million, RMB348 million and RMB452 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB556 million, RMB1,799 million and RMB1,980 million, respectively.

Cash received from option exercises under the share option plans, including repayment of loans and interest receivable on employee loans for the exercise of vested options, for the years ended March 31, 2016, 2017 and 2018 was RMB693 million, RMB287 million and RMB174 million, respectively.

No share options were granted during the year ended March 31, 2018. The fair value of each option grant is estimated on the date of grant using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2016	2017
Risk-free interest rate (i)	1.24% – 1.79%	1.23% – 1.30%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	4.25 – 5.75	4.38
Expected volatility (iv)	33.4% – 35.7%	31.7% – 33.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

As of March 31, 2018, there were RMB245 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.0 years.

During the years ended March 31, 2016, 2017 and 2018, the Company recognized share-based compensation expense of RMB578 million, RMB524 million and RMB270 million, respectively, in connection with the above share options, net of cash reimbursement from related companies, including Ant Financial (Note 21).

(b)          RSUs relating to ordinary shares of the Company

A summary of the changes in the RSUs related to ordinary shares granted by the Company during the year ended March 31, 2018 is as follows:

	Number of RSUs	Weighted- average grant date fair value
		US$
Awarded and unvested as of April 1, 2017	69,595,719	69.18
Granted	29,544,661	142.05
Vested	(26,025,540)	63.62
Cancelled/forfeited	(4,689,982)	95.89

Awarded and unvested as of March 31, 2018	68,424,858	100.93

Expected to vest as of March 31, 2018 (i)	56,965,205	99.94

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of March 31, 2017 and 2018, 4,594,874 and 1,983,785 outstanding RSUs were held by non-employees, respectively. These RSUs are subject to re-measurement through each vesting date to determine the appropriate amount of the expense.

As of March 31, 2018, there were RMB18,207 million of unamortized compensation costs related to these outstanding RSUs, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.0 years.

During the years ended March 31, 2016, 2017 and 2018, the Company recognized share-based compensation expense of RMB9,915 million, RMB12,322 million and RMB16,165 million, respectively, in connection with the above RSUs, net of cash reimbursement from related companies, including Ant Financial (Note 21).

(c)          Partner Capital Investment Plan relating to ordinary shares of the Company

Beginning in 2013, the Company offered selected members of the Alibaba Partnership rights to acquire restricted shares of the Company. For the rights offered before 2016, such rights and the underlying restricted shares were subject to a non-compete provision, and the holders were entitled to purchase restricted shares at a price of US$14.50 per share during a four-year period. Upon the exercise of such rights, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights. For the rights offered in 2016 and 2017, such rights and the underlying restricted shares were subject to certain service provisions that were not related to employment, and holders were entitled to purchase restricted shares at a price of US$23.00 and US$26.00 per share, respectively, over a period of ten years from the vesting commencement date.

The number of ordinary shares underlying these rights is 18,000,000 shares, of which the rights to subscribe for 17,300,000 shares were offered and subscribed up to March 31, 2018. The rights offered before 2016 were accounted for as noncontrolling interests of the Company as such rights were issued by the Company's subsidiaries and classified as equity at the subsidiary level. The rights offered in the subsequent periods were accounted for as share options issued by the Company.

As of March 31, 2018, there were RMB1,062 million of unamortized compensation costs related to these rights, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 4.7 years. Share-based compensation expense of nil, RMB241 million and RMB435 million was recognized in connection with these rights for the years ended March 31, 2016, 2017 and 2018, respectively.

The fair value of each right to acquire restricted shares is estimated on the subscription date using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2017	2018
Risk-free interest rate (i)	1.86%	2.07%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	8.25	8.25
Expected volatility (iv)	39.0%	34.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.

(d)          Share-based awards relating to Ant Financial

Junhan, the general partner of which is a company wholly-owned by the executive chairman of the Company and a major equity holder of Ant Financial, made grants of share economic rights similar to share appreciation awards linked to the valuation of Ant Financial (the "SERs") to certain employees of the Company. The vesting of the SERs is conditional upon the fulfillment of certain requisite service conditions, and the SERs will be settled in cash by Junhan upon the disposal by the holders. Junhan has the right to repurchase the vested SERs from the holders upon an initial public offering of Ant Financial or the termination of holders' employment with the Company at a price to be determined based on the then fair market value of Ant Financial. The Company has no obligation to reimburse Junhan, Ant Financial or its subsidiaries for the cost associated with these SERs.

For accounting purposes, the SERs meet the definition of a financial derivative. The cost relating to such SERs is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the SERs are recorded in the consolidated income statements through the date on which the underlying SERs are settled by Junhan.

During the years ended March 31, 2016, 2017 and 2018, the Company recognized expenses of RMB5,506 million, RMB2,188 million and RMB2,278 million in respect of the share-based awards relating to Ant Financial granted by Junhan, respectively.

(e)          Share-based compensation expense by function

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Cost of revenue	4,003	3,893	5,505
Product development expenses	5,703	5,712	7,374
Sales and marketing expenses	1,963	1,772	2,037
General and administrative expenses	4,413	4,618	5,159

Total	16,082	15,995	20,075